Right of Use Assets, Net	12 Months Ended
Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Right of Use Assets, Net

19. RIGHT-OF-USE ASSETS, NET

	Real Estate	Railcars & Barges	Storage Assets	Refining Equipment	Other	Total
COST
As at January 1, 2019 (Note 4)	517	63	292	13	9	894
Additions	10	436	172	-	6	624
Terminations	-	-	(11)	-	-	(11)
Reclassifications	(8)	-	-	-	-	(8)
Re-measurement	-	(2)	18	(2)	-	14
Exchange Rate Movements and Other	(10)	(2)	(7)	(1)	(1)	(21)
As at December 31, 2019	509	495	464	10	14	1,492

ACCUMULATED DEPRECIATION
As at January 1, 2019 (Note 4)	-	-	-	1	-	1
Depreciation	29	55	75	2	4	165
Impairment Losses	3	-	-	-	-	3
Terminations	-	-	(1)	-	-	(1)
Exchange Rate Movements and Other	-	-	(1)	-	-	(1)
As at December 31, 2019	32	55	73	3	4	167

CARRYING VALUE
As at January 1, 2019 (Note 4)	517	63	292	12	9	893
As at December 31, 2019	477	440	391	7	10	1,325

In 2019, Cenovus recognized $17 million of lease income. Lease income is earned on operating leases related to the Company’s real estate ROU assets in which Cenovus is the lessor, and from the recovery of non-lease components for operating costs and unreserved parking related to the Company's net investment in finance leases. Finance leases are included in other assets as net investment in finance leases.